                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Macatawa Bank Corporation
Address: 10753 Macatawa Drive
         Holland, MI 49424



Form 13F File Number: 28-13033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Nadine Terpstra
Title:  Vice President-Trust Operations Manager
Phone:  616-233-3311

Signature, Place, and Date of Signing:


/s/ Nadine Terpstra               Holland, MI      November 2, 2010
[Signature]                      [City, State]        [Date]
Nadine Terpstra

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:   $ 18,594
                                         (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #     Name
01    28-13155            Macatawa Bank































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
                                                       FORM 13F INFORMATION TABLE

                                  TITLE              VALUE    SHARES/    SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED      NONE
----------------------------    --------  --------  --------  -------    ---  ----  -------   --------   ----   ------      ----
ADOBE SYSTEMS INC                 COM     00724F101    240       9168    Sh         DEFINED      1       3488     0         5680
APPLE INC                         COM     037833100    452       1591    Sh         DEFINED      1        734     0          857
BRISTOL-MYERS SQUIBB CO           COM     110122108    295      10885    Sh         DEFINED      1       8105     0         2780
CAMERON INTERNATIONAL CORP        COM     13342B105    229       5331    Sh         DEFINED      1       2632     0         2699
CELGENE CORP                      COM     151020104    201       3484    Sh         DEFINED      1       1685     0         1799
CHURCH & DWIGHT INC               COM     171340102    211       3249    Sh         DEFINED      1       1539     0         1710
CISCO SYSTEMS INC                 COM     17275R102    236      10780    Sh         DEFINED      1       2230     0         8550
COGNIZANT TECH SOLUTIONS CORP
     CL A                         COM     192446102    690      10707    Sh         DEFINED      1       3630     0         7077
DOVER CORPORATION                 COM     260003108    218       4171    Sh         DEFINED      1       1998     0         2173
EXXON MOBIL CORPORATION           COM     30231G102    515       8328    Sh         DEFINED      1       5031     0         3297
GOOGLE INC CLASS A                COM     38259p508    330        628    Sh         DEFINED      1        245     0          383
HANSEN NATURAL CORP               COM     411310105    259       5544    Sh         DEFINED      1       2649     0         2895
HUNTINGTON BANCSHARES INC         COM     446150104    363      63883    Sh         DEFINED      1      61921     0         1962
INTUITIVE SURGICAL INC            COM     46120E602    295       1039    Sh         DEFINED      1        530     0          509
JOHNSON & JOHNSON                 COM     478160104    431       6952    Sh         DEFINED      1       3804     0         3148
LILLY ELI & COMPANY               COM     532457108    224       6133    Sh         DEFINED      1       4453     0         1680
MACATAWA BANK CORP                COM     554225102    338     228418    Sh         DEFINED      1      44440     0       183978
MONSANTO CO NEW                   COM     61166W101   3416      71264    Sh         DEFINED      1      71264     0            0
NII HOLDINGS INC                  COM     62913F201    211       5117    Sh         DEFINED      1       2478     0         2639
NORTHERN TRUST CORP               COM     665859104    201       4166    Sh         DEFINED      1       2095     0         2071
PERRIGO CO                        COM     714290103    206       3212    Sh         DEFINED      1       1434     0         1778
PFIZER INC                        COM     717081103   6915     402726    Sh         DEFINED      1     402726     0            0
PHILIP MORRIS INTERNATIONAL INC   COM     718172109    335       5980    Sh         DEFINED      1       5980     0            0
PRICELINE.COM INC NEW             COM     741503403    314        903    Sh         DEFINED      1        428     0          475
SCHLUMBERGER LTD                  COM     806857108    512       8317    Sh         DEFINED      1       3200     0         5117
STRYKER CORP                      COM     863667101    363       7247    Sh         DEFINED      1       2688     0         4559
VANGUARD MID-CAP VIPERS           EFT     922908629    594       8964    Sh         DEFINED      1       3981     0         4983

Grand Total                                          18594     898187                                  645388             252799

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